ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [abstract]
Disclosure of accumulated other comprehensive income (loss)
Attributable to Non-controlling interest — Redemption-Exchange Units held by Brookfield Asset Management Inc.

(US$ MILLIONS)	Foreign currency translation	Available for sale	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2017	$(205)	$2	$6	$(197)
Other comprehensive income (loss)	40	2	(10)	32
Balance as at December 31, 2017	$(165)	$4	$(4)	$(165)
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(1)	Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	Available for sale	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2016	$—	$—	$—	$—
Other comprehensive income (loss)	(24)	15	1	(8)
Ownership changes	—	—	(2)	(2)
Unit issuance / reorganization	(181)	(13)	7	(187)
Balance as at December 31, 2016	$(205)	$2	$6	$(197)
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(1)	Represents net investment hedges, cash flow hedges and other reserves.
Attributable to Brookfield Asset Management Inc.

(US$ MILLIONS)	Foreign currency translation	Available for sale	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2016	$(358)	$(35)	$33	$(360)
Other comprehensive income (loss)	53	13	(16)	50
Net increase/decrease in parent company investment	(3)	—	(5)	(8)
Balance as at Unit issuance/reorganization	308	22	(12)	318
Balance as at December 31, 2016	$—	$—	$—	$—
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(1)	Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	Available for sale	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2015	$(193)	$(12)	$—	$(205)
Other comprehensive income (loss)	(176)	(23)	36	(163)
Net increase/decrease in parent company investment	11	—	(3)	8
Balance as at Unit issuance/reorganization	—	—	—	—
Balance as at December 31, 2015	$(358)	$(35)	$33	$(360)
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(1)	Represents net investment hedges, cash flow hedges and other reserves.
Attributable to Limited Partners

(US$ MILLIONS)	Foreign currency translation	Available for sale	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2017	$(148)	$4	$3	$(141)
Other comprehensive income (loss)	37	2	(10)	29
Balance as at December 31, 2017	$(111)	$6	$(7)	$(112)
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(1)	Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	Available for sale	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2016	$—	$—	$—	$—
Other comprehensive income (loss)	(21)	13	—	(8)
Ownership changes	—	—	(2)	(2)
Unit issuance / reorganization	(127)	(9)	5	(131)
Balance as at December 31, 2016	$(148)	$4	$3	$(141)
____________________________________

(1)	Represents net investment hedges, cash flow hedges and other reserves.